Note 39 - Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Zimbabwean operations [member]
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	$ 796	$ 506	$ 619